UNITED STATES
SECURITY AND EXCHANGE COMMISSION
WASHINGTON D.C.  20549
FORM 13F
FORM 13F COVER PAGE
Report for the Quarter Ended September 30,2011
Check here if Amendment [ ]; Amendment Number:
This Amendment (check only one):         [ ] is a restatement
                                         [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:
                             Name:           MRM-Horizon Advisors, LLC
                                             d/b/a Mad River Investors
                             Address         84 State Street
                                             Suite 800
                                             Boston, MA  02109
                             13F File Number 028-12322

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, and that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this submission.

Person Signing this Report on Behalf of the Reporting Manager

Name:    Richard W. Silver
Title:   Managing Member
Phone:   617-728-0444
Signature,			Place,			and Date of Signing
Richard W. Silver		Boston, MA		October 21, 2011
Report Type (Check only one):
				[X]  13F HOLDINGS Report
				[ ]  13F NOTICE
				[ ]  13F COMBINATION REPORT

List of Other Managers Reporting for the Manager

FORM 13F SUMMARY PAGE
Report Summary
Number of Other Included Managers:	0
Form 13F Information Tabel Entry Total	32
Form 13F Information Tabel value Total	77,303,000

List of Other Included Managers:

NONE


FORM 13F INFORMATIONAL TABLE


                                    TITLE OF                VALUE    SHARE/   SH/  PUT/   INVSTMT  OTHER      VOTING AUTHORITY
  NAME OF ISSUER                     CLASS      CUSIP      X 1000   PRN AMT   PRN  CALL   DSCRERT  MNGRS  SOLE   SHARED   NONE
---------------------------------------------------------------------------------------------------------------------------------
ARCHER DANIELS MIDLAND CO              COM    039483102      1363      54950              SOLE                             54950
AUTONATION INC                         COM    05329W102      4492     137050              SOLE                            137050
AUTOZONE INC                           COM    053332102      3905      12235              SOLE                             12235
BERKSHIRE HATHAWAY INC                 COM    084670702      4479      63050              SOLE                             63050
BROOKFIELD ASSET MGMT INC              COM    112585104      2423      87934              SOLE                             87934
CBOE HLDGS INC                         COM    12503M108      3734     152575              SOLE                            152575
CONTINENTAL RESOURCES INC              COM    212015101      1833      37900              SOLE                             37900
DISH NETWORK CORP                      COM    25470M109      1130      45100              SOLE                             45100
DREAMWORKS ANIMATION SKG INC           COM    26153C103       991      54500              SOLE                             54500
FOREST CITY ENTERPRISES INC            COM    345550107      2226     208807              SOLE                            208807
FRANCO NEVADA CORP                     COM    351858105      4461     123675              SOLE                            123675
GENERAL GROWTH PPTYS INC               COM    370023103      3675     303693              SOLE                            303693
GREENLIGHT CAPITAL RE LTD              COM    G4095J109      3499     168725              SOLE                            168725
HOWARD HUGHES CORP                     COM    44267D107      3951      93856              SOLE                             93856
ICAHN ENTERPRISES LP                   COM    451100101      4011     110797              SOLE                            110797
JARDEN CORP                            COM    471109108       916      32425              SOLE                             32425
LAS VEGAS SANDS CORP                   COM    517834107      1659      43280              SOLE                             43280
LEUCADIA NATL CORP                     COM    527288104      2626     115778              SOLE                            115778
LIBERTY MEDIA CORP CAP                 COM    53071M302      4079      61685              SOLE                             61685
LIBERTY MEDIA CORP STAR                COM    53071M708      2840      44680              SOLE                             44680
LIVE NATION ENTERTAINMENT IN           COM    538034109      1992     248725              SOLE                            248725
MELCO CROWN ENTMT LTD                  COM    585464100       905     108850              SOLE                            108850
NOVO-NORDISK A S                       COM    670100205      1460      14670              SOLE                             14670
PIMCO INCOME OPPORTUNITY FD            COM    72202B100      1434      58275              SOLE                             58275
SEARS HLDGS CORP                       COM    812350106      3668      63767              SOLE                             63767
US GOLD CORPORATION                    COM    912023207      1364     955825              SOLE                            955825
WINTHROP RLTY TR                       COM    976391300      1806     207800              SOLE                            207800
WISDOMTREE INVTS INC                   COM    97717P104      2155     306950              SOLE                            306950
WYNN RESORTS LTD                       COM    983134107      1157      10050              SOLE                             10050
NOKIA CORP SPNSD 01-19-13 @ 7.50       PUT    654902204      1267       4658      PUT     SOLE                              4658
RESEARCH IN MOTION 01-19-13@35         PUT    760975102      1802       1102      PUT     SOLE                              1102
